SUMMARY OF RECONCILIATION OF NUMERATOR AND DENOMINATOR USED TO COMPUTE BASIC AND DILUTED NET (LOSS) INCOME PER SHARE (Details) - Compass Digital Acquisition Corp [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income allocable to non-redeemable	$ (41,954)	$ (1,643,104)	$ (509,629)	$ (1,918,107)	$ (1,514,771)	$ 3,386,561
Weighted average shares outstanding, basic	110,866	2,982,827	1,109,478	4,451,979	3,960,705	17,987,355
Weighted average shares outstanding, diluted	110,866	2,982,827	1,109,478	4,451,979	3,960,705	17,987,355
Basic net (loss) income per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Diluted net (loss) income per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Non-redeemable Class A Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income allocable to non-redeemable	$ (1,210,938)	$ (1,404,680)	$ (1,469,893)	$ (540,599)	$ (665,332)	$ 22,902
Weighted average shares outstanding, basic	3,200,000	2,550,000	3,200,000	1,254,745	1,739,726	121,644
Weighted average shares outstanding, diluted	3,200,000	2,550,000	3,200,000	1,254,745	1,739,726	121,644
Basic net (loss) income per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Diluted net (loss) income per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Non-redeemable Class B Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income allocable to non-redeemable	$ (798,508)	$ (1,520,426)	$ (969,267)	$ (1,747,234)	$ (1,365,443)	$ 976,858
Weighted average shares outstanding, basic	2,110,122	2,760,122	2,110,122	4,055,377	3,570,396	5,188,478
Weighted average shares outstanding, diluted	2,110,122	2,760,122	2,110,122	4,055,377	3,570,396	5,188,478
Basic net (loss) income per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19
Diluted net (loss) income per share	$ (0.38)	$ (0.55)	$ (0.46)	$ (0.43)	$ (0.38)	$ 0.19